                   Strategic Partners Asset Allocation Funds
                      Strategic Partners Opportunity Funds
                    Strategic Partners Style Specific Funds
--------------------------------------------------------------------------------

                   Supplement dated November 14, 2002 to the
            Statements of Additional Information (each an SAI) dated
                                as shown below.

Add the following non-fundamental investment policy at the end of the SAI section entitled 'Investment Restrictions' in the SAIs of Strategic Partners Asset Allocation Funds and Strategic Partners Style Specific Funds (does not apply to Strategic Partners Opportunity Funds):

   As a non-fundamental operating policy, a Fund may not invest in the securities of other investment companies, except that (a) subject to certain restrictions, each Fund may purchase securities of other investment companies in the open market involving customary brokerage commissions, and (b) pursuant to an SEC exemptive order, each Fund may invest up to 25% of its total assets in shares of an affiliated mutual fund.

                                 *     *     *

   The following language replaces the first paragraph in the section entitled 'Investment Advisory and Other Services-Other Service Providers' of each Fund's
SAI:

   The Bank of New York (BNY), located at One Wall Street, New York, New York 10286, will serve as custodian for the Trust's portfolio securities and cash, and in that capacity maintain certain financial and accounting books and records pursuant to an agreement with the Trust. Each Fund is scheduled to use BNY's services beginning on the dates outlined below. These effective dates may vary for any Fund if circumstances require. Subcustodians provide custodial services for each Fund's foreign assets held outside the United States.


MFSP2002C5

Name of Fund                                                                             Inception Date
--------------------------------------------------------------------------------------   ------------------
Strategic Partners Asset Allocation Fund
  Strategic Partners Conservative Growth Fund.........................................   December 23, 2002
  Strategic Partners Moderate Growth Fund.............................................   December 23, 2002
  Strategic Partners High Growth Fund.................................................   December 23, 2002
Strategic Partners Opportunity Funds
  Strategic Partners Focused Growth Fund..............................................   December 9, 2002
  Strategic Partners New Era Growth Fund..............................................   December 9, 2002
  Strategic Partners Focused Value Fund...............................................   December 9, 2002
  Strategic Partners Mid-Cap Value Fund...............................................   December 9, 2002
Strategic Partners Style Specific Funds
  Strategic Partners Large Capitalization Growth Fund.................................   November 18, 2002
  Strategic Partners Large Capitalization Value Fund..................................   November 18, 2002
  Strategic Partners Small Capitalization Growth Fund.................................   November 18, 2002
  Strategic Partners Small Capitalization Value Fund..................................   November 18, 2002
  Strategic Partners International Equity Fund........................................   December 9, 2002
  Strategic Partners Total Return Bond Fund...........................................   December 9, 2002

                                  *    *    *

The information in this supplement relates to the following SAIs:

Fund Name                                                                                Date of SAI
--------------------------------------------------------------------------------------   ------------------
Strategic Partners Asset Allocation Funds.............................................   September 27, 2002
  Strategic Partners Conservative Growth Fund
  Strategic Partners Moderate Growth Fund
  Strategic Partners High Growth Fund
Strategic Partners Opportunity Funds
  Strategic Partners Focused Growth Fund..............................................   April 26, 2002
  Strategic Partners New Era Growth Fund
  Strategic Partners Focused Value Fund
  Strategic Partners Mid-Cap Value Fund...............................................   April 15, 2002
Strategic Partners Style Specific Funds...............................................   October 1, 2002
  Strategic Partners Large Capitalization Growth Fund
  Strategic Partners Large Capitalization Value Fund
  Strategic Partners Small Capitalization Growth Fund
  Strategic Partners Small Capitalization Value Fund
  Strategic Partners International Equity Fund
  Strategic Partners Total Return Bond Fund